OPERATING SEGMENTS - Disclosure of detailed information about revenues, geographic information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 217,387	$ 401,177
Percentage of entity's revenue	100.00%	100.00%
United States [Member]
Disclosure of operating segments [line items]
Revenue	$ 188,531	$ 358,993
Percentage of entity's revenue	87.00%	90.00%
Europe [Member]
Disclosure of operating segments [line items]
Revenue	$ 19,074	$ 21,832
Percentage of entity's revenue	9.00%	5.00%
Other [Member]
Disclosure of operating segments [line items]
Revenue	$ 9,782	$ 20,352
Percentage of entity's revenue	4.00%	5.00%